CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 7,647	$ 10,652
Restricted cash	6,831	653
Accounts receivable, net	163,225	127,316
Inventories:
Raw materials	136,201	111,526
Finished goods	106,979	83,171
Total inventories	243,180	194,697
Refundable income taxes	7,521	3,482
Deferred income taxes	9,212	9,694
Other current assets	15,557	11,700
TOTAL CURRENT ASSETS	453,173	358,194
DEFERRED INCOME TAXES	1,759	0
OTHER ASSETS	14,583	15,380
GOODWILL	159,316	154,702
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	8,101	10,924
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	108,545	112,042
Building and improvements	165,307	164,757
Machinery and equipment	239,175	231,125
Furniture and fixtures	23,750	26,404
Construction in progress	6,818	2,880
PROPERTY, PLANT AND EQUIPMENT, GROSS	543,595	537,208
Less accumulated depreciation and amortization	(322,327)	(314,741)
PROPERTY, PLANT AND EQUIPMENT, NET	221,268	222,467
TOTAL ASSETS	860,540	764,007
CURRENT LIABILITIES:
Accounts payable	66,054	49,433
Accrued liabilities:
Compensation and benefits	34,728	30,920
Other	14,002	12,172
Current portion of long-term debt	0	40,270
TOTAL CURRENT LIABILITIES	114,784	132,795
LONG-TERM DEBT, less current portion	95,790	12,200
DEFERRED INCOME TAXES	24,930	19,049
OTHER LIABILITIES	17,511	17,364
TOTAL LIABILITIES	253,015	181,408
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, no par value; shares authorized 40,000,000;issued and outstanding, 19,623,803 and 19,333,122	19,800	19,624
Additional paid-in capital	149,805	143,988
Retained earnings	426,887	410,848
Accumulated other comprehensive earnings	4,258	3,600
Employee stock notes receivable	(982)	(1,255)
Total controlling interest shareholders' equity	599,768	576,805
Noncontrolling interest	7,757	5,794
TOTAL SHAREHOLDERS' EQUITY	607,525	582,599
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 860,540	$ 764,007